Financial Assets - Summary of Investments Accounted for Using Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss on equity method investments in associates	$ 827	$ 8	$ 66
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Share of profit after tax		$ 14
Continuing operations [member] | Share of net assets [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss on equity method investments in associates	$ 154